UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/1999
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
Loveless & Kline. Inc.
Address:
222 Kearny Street

Suite 604

San Francisco, CA 94108
13F File
Number:
028-07840

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:
William R. Loveless

Title:
President

Phone:
415-397-4949


Signature,
Place,
and Date of Signing:
William R. Loveless
San Francisco, CA
March 24, 2000
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:




FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
162
Form 13F Information Table Value Total:
$132,251
(thousands)


List of Other Included Managers:



NONE








	FORM 13F INFORMATION TABLE

 								VALUE   SHARES/  SH/  INVSTMT     OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN   DSCRETN    MANAGERS     SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allstate Corp                  COMMON           020002101      113    4,700 SH     Sole                      4700
Amer Home Products             COMMON           026609107      561   14,300 SH     Sole                     14300
Ameren Corp                    COMMON           023608102       37    1,133 SH     Sole                      1133
American Elec Power            COMMON           025537101       29      900 SH     Sole                       900
American Express               COMMON           025816109     3076   18,500 SH     Sole                     18500
American Intl Group            COMMON           026874107     2467   22,819 SH     Sole                     22819
Anheuser Busch                 COMMON           035229103       85    1,200 SH     Sole                      1200
Apollo Group                   COMMON           037604105      548   27,300 SH     Sole                     27300
Apple Computer Inc.            COMMON           037833100       15      150 SH     Sole                       150
Applied Material               COMMON           038222105       25      200 SH     Sole                       200
Atlantic Richfield             COMMON           048825103       52      600 SH     Sole                       600
AT&T Corp                      COMMON           001957109     2321   45,687 SH     Sole                     45687
Auto Data Processing           COMMON           053015103     4226   78,450 SH     Sole                     78450
Banc One Corp                  COMMON           06423A103       12      365 SH     Sole                       365
Bank of America Corp           COMMON           06605F102      359    7,148 SH     Sole                      7148
Baxter International           COMMON           071813109      442    7,033 SH     Sole                      7033
Bell Atlantic                  COMMON           077853109     1094   17,766 SH     Sole                     17766
Best Buy                       COMMON           086516101       90    1,800 SH     Sole                      1800
Best Food Inc.                 COMMON           08658U101      399    7,600 SH     Sole                      7600
BMC Software                   COMMON           055921100      320    4,000 SH     Sole                      4000
Boeing Company                 COMMON           097023105      866   20,900 SH     Sole                     20900
BP Amoco PLC                   COMMON           055622104      961   16,200 SH     Sole                     16200
BRE Properties Class           COMMON           05564E106       36    1,596 SH     Sole                      1596
Bristol Myers                  COMMON           110122108      231    3,600 SH     Sole                      3600
Burlington Resources           COMMON           122014104      661   20,000 SH     Sole                     20000
Campbell Soup                  COMMON           134429109       31      800 SH     Sole                       800
CBS Corp                       COMMON           12490K107     1790   28,000 SH     Sole                     28000
Chevron Corp.                  COMMON           166751107      372    4,300 SH     Sole                      4300
Chiron Corp                    COMMON           170040109      127    3,000 SH     Sole                      3000
Cisco Systems Inc.             COMMON           17275R102     7792   72,742 SH     Sole                     72742
Citigroup                      COMMON           172967101      161    2,890 SH     Sole                      2890
CNF Transportation             COMMON           12612W104       21      600 SH     Sole                       600
Coastal Corp                   COMMON           190441105       35    1,000 SH     Sole                      1000
Colgate Palmolive              COMMON           194162103       78    1,200 SH     Sole                      1200
Comcast Cl A                   COMMON           200300200      607   12,000 SH     Sole                     12000
COMPAQ Computer                COMMON           204493100        5      200 SH     Sole                       200
Computer Sciences              COMMON           205363104     7759   82,000 SH     Sole                     82000
Computerized Thermal           COMMON           20557C108       12    3,000 SH     Sole                      3000
Consolidated Edison            COMMON           209115104       12      334 SH     Sole                       334
Convergys                      COMMON           212485106      344   11,200 SH     Sole                     11200
Copytele Inc.                  COMMON           217721109        5    6,000 SH     Sole                      6000
Corn Products Intl I           COMMON           219023108       24      725 SH     Sole                       725
Corning Inc.                   COMMON           219350105      258    2,000 SH     Sole                      2000
Crescent REIT                  COMMON           225756105      588   32,000 SH     Sole                     32000
Cummings Engine                COMMON           231021106       48    1,000 SH     Sole                      1000
Dial Corp                      COMMON           25247D101       50    2,036 SH     Sole                      2036
Diebold, Inc.                  COMMON           253651103      545   23,200 SH     Sole                     23200
Dow Chemical                   COMMON           260543103       70      525 SH     Sole                       525
Dupont                         COMMON           263534109     1531   23,240 SH     Sole                     23240
Edison Intl Corp               COMMON           281020107       93    3,566 SH     Sole                      3566
El Paso Energy Corp            COMMON           283905107     1960   50,500 SH     Sole                     50500
Emerson electric               COMMON           291011104      493    8,600 SH     Sole                      8600
Engelhard Corp                 COMMON           292845104      442   23,400 SH     Sole                     23400
Enron                          COMMON           293561106       53    1,200 SH     Sole                      1200
Equity Office Property         COMMON           294741103      761   30,900 SH     Sole                     30900
Ericsson (LM) Tel AD           COMMON           294821400     3317   50,500 SH     Sole                     50500
eSoft Inc.                     COMMON           296904105       29    1,000 SH     Sole                      1000
Exxon Mobil Corp.              COMMON           30231G102      571    7,090 SH     Sole                      7090
Fair Isaac & Co.               COMMON           303250104       11      200 SH     Sole                       200
Federal Home Loan              COMMON           313400301     2306   49,000 SH     Sole                     49000
Fedl National Mtge             COMMON           313586109      237    3,800 SH     Sole                      3800
FINOVA Group                   COMMON           317928109       36    1,018 SH     Sole                      1018
First Union Corp               COMMON           337358105       89    2,697 SH   Defined                     2697
Fox Entertainment              COMMON           35138T107      957   38,380 SH     Sole                     38380
Gap, Inc.                      COMMON           364760108      478   10,400 SH     Sole                     10400
General Electric               COMMON           369604103     4828   31,200 SH     Sole                     31200
Genzyme Corp                   COMMON           372917104     1193   26,500 SH     Sole                     26500
Genzyme Surgical Pro           COMMON           372917609        0       53 SH     Sole                        53
Georgia Gulf Corp              COMMON           373200203       91    3,000 SH     Sole                      3000
Gilat Communications           COMMON           M50876100      144    6,000 SH     Sole                      6000
Gilat Satellite Netw           COMMON           M51474100     1603   13,500 SH     Sole                     13500
Glaxo PLC ADR                  COMMON           37733W105      112    2,000 SH     Sole                      2000
GTE Corporation                COMMON           362320103     2950   41,803 SH     Sole                     41803
Halliburton                    COMMON           406216101       40    1,000 SH     Sole                      1000
Hartford Finl Servic           COMMON           416515104       57    1,200 SH     Sole                      1200
Hewlett Packard                COMMON           428236103     6620   58,200 SH     Sole                     58200
IMS Health Inc.                COMMON           449934108      310   11,400 SH     Sole                     11400
Intel Corp                     COMMON           458140100    11604  140,975 SH     Sole                    140975
Intl Business Mach             COMMON           459200101     3238   30,020 SH     Sole                     30020
ITC/\DeltaCom Inc.             COMMON           45031T104      221    8,000 SH     Sole                      8000
Johnson & Johnson              COMMON           478160104     2800   30,025 SH     Sole                     30025
Kendle International           COMMON           48880L107       77    7,800 SH     Sole                      7800
Knight/Trimark Group           COMMON           499068104      101    2,200 SH     Sole                      2200
Lehman Bros Inc.               COMMON           524908100       24      280 SH     Sole                       280
Lilly Eli & Co                 COMMON           532457108     1510   22,700 SH     Sole                     22700
Lucent Technologies            COMMON           549463107     4900   65,332 SH     Sole                     65332
Macerich Co.                   COMMON           554382101      352   16,900 SH     Sole                     16900
MBNA Corp                      COMMON           55262L100       83    3,037 SH     Sole                      3037
McCormick & Co.                COMMON           579780206      119    4,000 SH     Sole                      4000
MCI Worldcom Inc.              COMMON           55268B106     2093   39,450 SH     Sole                     39450
Mediaone Group Inc             COMMON           58440J104       15      200 SH     Sole                       200
Medtronics, Inc.               COMMON           585055106     1857   50,966 SH     Sole                     50966
Mettler Toledo Intl            COMMON           592688105      764   20,000 SH     Sole                     20000
Mexico Fund                    COMMON           592835102      254   14,595 SH     Sole                     14595
Milestone Scientific           COMMON           59935P100        2    2,000 SH     Sole                      2000
Mirage Resorts                 COMMON           60462E104       83    5,500 SH     Sole                      5500
Montana Pwr Co                 COMMON           612085100        6      160 SH     Sole                       160
Morgan Stanley Dean            COMMON           617446448      214    1,500 SH     Sole                      1500
Motorola                       COMMON           620076109      368    2,500 SH     Sole                      2500
MSDW Income Securities         COMMON           61745P87         6      429 SH     Sole                       429
Mueller Industries I           COMMON           624756102       22      600 SH     Sole                       600
National Fuel Gas Co           COMMON           636180101      260    5,600 SH     Sole                      5600
Natl Semiconductor             COMMON           637640103      407    9,500 SH     Sole                      9500
NCR Corp                       COMMON           62886E108       38    1,000 SH     Sole                      1000
New York Times Inc.            COMMON           650111107      583   11,860 SH     Sole                     11860
Nextel                         COMMON           65332V103     3572   34,640 SH     Sole                     34640
Northern States Powe           COMMON           665772109        8      400 SH     Sole                       400
Oracle Corp                    COMMON           68389X105     1989   17,750 SH     Sole                     17750
PACCAR Inc                     COMMON           693718108      192    4,332 SH   Defined                     4332
Pacific Century Finl           COMMON           694058108       14      740 SH     Sole                       740
Parker Hannifin                COMMON           701094104      452    8,800 SH     Sole                      8800
PepsiCo, Inc.                  COMMON           713448108      514   14,568 SH     Sole                     14568
Pfizer                         COMMON           717081103      243    7,500 SH     Sole                      7500
Pharmacia & Upjohn             COMMON           716941109      209    4,640 SH     Sole                      4640
Phycor                         COMMON           71940F100        2    1,000 SH     Sole                      1000
Prima Energy Co.               COMMON           741901201      838   34,825 SH   Defined                    34825
Procter & Gamble               COMMON           742718109      599    5,464 SH     Sole                      5464
Protective Life Corp           COMMON           743674103      786   24,700 SH     Sole                     24700
Protein Design Labs            COMMON           74369L103      280    4,000 SH     Sole                      4000
Quest Diagnostics In           COMMON           74834L100        3      100 SH     Sole                       100
Ralston Purina                 COMMON           751277302       88    3,145 SH     Sole                      3145
Robert Half Intl               COMMON           770323103      471   16,500 SH     Sole                     16500
Royal Dutch Pet                COMMON           780257804      170    2,800 SH     Sole                      2800
Safeway Inc.                   COMMON           786514205      429   12,000 SH     Sole                     12000
Sara Lee Corp                  COMMON           803111103       22    1,000 SH     Sole                      1000
SBC Communications I           COMMON           78387G103      134    2,751 SH     Sole                      2751
Schering Plough                COMMON           806605101     1432   33,800 SH     Sole                     33800
Schlumberger Ltd.              COMMON           806857108      449    8,000 SH     Sole                      8000
ServiceMaster L.P.             COMMON           81760N109       92    7,500 SH     Sole                      7500
Sherwin-Williams               COMMON           824348106     1075   51,200 SH     Sole                     51200
Singer Co. N.V.                COMMON           82930F109       19   37,000 SH     Sole                     37000
SJW Corp                       COMMON           784305104      185    1,540 SH     Sole                      1540
Southern Co                    COMMON           842587107      114    4,840 SH     Sole                      4840
Spieker Properties,            PFD              N/A            108    5,000 SH     Sole                      5000
Staples Inc.                   COMMON           855030102     1521   73,300 SH     Sole                     73300
Sun Microsystems               COMMON           866810104      513    6,628 SH     Sole                      6628
SunGard Data Sys               COMMON           867363103     1009   42,500 SH     Sole                     42500
Target Group                   COMMON           87612E106      132    1,800 SH     Sole                      1800
TCW Conv Sec Fd Inc            COMMON           872340104       65    6,760 SH     Sole                      6760
Texaco Inc                     COMMON           881694103      380    7,000 SH     Sole                      7000
Time Warner Inc.               COMMON           887315109       87    1,200 SH     Sole                      1200
Tower Automotive Inc           COMMON           891707101       62    4,000 SH     Sole                      4000
Transocean Sedco For           COMMON           G90078109       50    1,547 SH     Sole                      1547
Tyco Laboratories              COMMON           902124106      729   18,700 SH     Sole                     18700
Unit Corp                      COMMON           909218109       38    5,000 SH     Sole                      5000
United Dominion Rlty           COMMON           910197102      432   43,700 SH     Sole                     43700
United Parcel Servic           COMMON           911312106     1449   21,000 SH     Sole                     21000
Unocal                         COMMON           915289102     1702   50,700 SH     Sole                     50700
UnumProvident Corp             COMMON           91529Y106       67    2,084 SH     Sole                      2084
US Bancorp                     COMMON           902973106       71    3,000 SH     Sole                      3000
USX Cap Tr I Quips 6           PFD              N/A             98    2,300 SH     Sole                      2300
Utilicorp United Inc           COMMON           918005109       28    1,440 SH     Sole                      1440
U.S. West Inc. New             COMMON           91273H101      104    1,451 SH     Sole                      1451
Viad Corp                      COMMON           92552R109       57    2,036 SH     Sole                      2036
Walgreen Company               COMMON           931422109       47    1,600 SH     Sole                      1600
Walmart Stores                 COMMON           931142103     2924   42,300 SH     Sole                     42300
Warner Lambert                 COMMON           934488107     1196   14,600 SH     Sole                     14600
Washington Mutual              COMMON           939322103     1284   49,620 SH     Sole                     49620
Wells Fargo                    COMMON           949746101      324    8,000 SH     Sole                      8000
Williams Cos Inc               COMMON           969457100       46    1,500 SH     Sole                      1500
Xerox Corp.                    COMMON           984121103      230   10,140 SH     Sole                     10140
ZapMe! Corporation             COMMON           98912E100       43    5,000 SH     Sole                      5000



Filer Manual Volume I		April 2003
1

Filer Manual Volume I	A-6	October 2002